Royalty expenses (Details)	12 Months Ended
Dec. 31, 2018
Royalty expenses
Royalty expenses (as a percent)	0.50%
Sanofi License Agreement
Royalty expenses
Future payments received under licensing agreement utilised for royalty payment (in Percentage)	13.00%